Subsequent Events (Details)	1 Months Ended
Aug. 30, 2022 $ / shares shares
Subsequent Events (Details) [Line Items]
Restricted stock unit	35,980
Major ordinary share transactions [Member]
Subsequent Events (Details) [Line Items]
Aggregate amount of shares	120,000
Excise price per share (in Dollars per share) | $ / shares	$ 1.99